Non-cash items (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Non-cash Items
Depreciation	$ 1,909	$ 834	$ 5,050	$ 2,349
Change in fair value of derivative financial instruments (Note 12)		(197)	(30,521)	1,461
Share-based compensation expense (Note 15)	722	514	1,802	2,027
Accretion of provision for reclamation	34	35	105	106
Deferred income tax expense (Note 8)	(152)	924	2,292	2,632
Accretion of lease liabilities (Note 10)	83	98	265	256
Deferred revenue (Note 9)	(4)	(670)	(3,499)	398
Accretion of deferred revenue (Note 9)	4	34	91	230
Foreign exchange (gain)/losses	(144)	23	(557)	95
Financing costs expensed (Note 5)				953
VAT impaired				20
Other	(108)			20
Total non-cash items	$ 2,344	$ 1,989	$ 36,070	$ 7,605